Leases - Schedule of Undiscounted Future Lease Payments Receivable for Operating Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Undiscounted Maturity Future Lease Payments [Abstract]
2026	$ 7,883
2027	7,822
2028	4,473
2029	602
2030